EQUITY	0 Months Ended
Sep. 30, 2011
Equity [Abstract]
Equity
NOTE 8 – Equity:
a. Comprehensive income (loss)

Comprehensive income (loss) is as follows:
	Three months ended		Nine months ended
	September 30,		September 30,
	U.S. $ in millions
	2011	2010	2011	2010
Net income	$918	$1,052	$2,263	$2,566
Other comprehensive income (loss), net of tax:
Currency translation adjustment, net of tax	(1,300)	1,500	(19)	156
Unrealized gain (loss) on derivative financial instruments	54	(85)	1	(78)
Unrealized gain (loss) from available-for-sale securities, net of tax	(23)	(3)	(44)	26
Realization and reclassification adjustment on available for sales securities, net of tax	(1)	2	(2)	(24)
Total comprehensive income (loss)	(352)	2,466	2,199	2,646
Comprehensive income attributable to the non-controlling
interests	(2)	2	(10)	(2)
Comprehensive income (loss) attributable to Teva	$(354)	$2,468	$2,189	$2,644

b. Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

During the three and nine months ended September 30, 2011, Teva spent approximately $254 million and $749 million, respectively, to repurchase approximately 6.1 million and 16.0 million of its shares.